Lease	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease
21. Lease
The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31, 2022	As of December 31, 2023
	RMB	RMB
Operating lease right-of-use assets	162,180	115,946
Operating lease liabilities	186,107	146,248

Lease expenses for these leases are recognized on a straight-line basis over the lease term. For short-term leases over which the Group has elected not to apply the recognition requirements of ASC 842, the Group has recognized the lease payments as expenses on a straight-line basis over the lease term. For the years ended December 31, 2021,2022 and 2023, total lease cost comprised of the following:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost	46,102	39,476	34,142
Short term lease cost	385	1,724	3,639

Total lease cost	46,487	41,200	37,781

The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2023:

As of December 31, 2023
RMB
2024	23,719
2025	21,943
2026	23,078
2027	24,274
2028	25,687
Thereafter	55,635

Total operating lease payments (undiscounted)	174,336
Less: Imputed interest	(28,088)

Total operating lease liabilities (discounted)	146,248

As of December 31, 2023, the Group has no significant lease contract that has been entered into but not yet commenced.
Supplemental cash flow information related to the operating leases was as follow:

	For the Year Ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in operating lease liabilities	24,554	21,312

Pursuant to the lease agreements dated in March, April and December 2023, the Group’s certain leased space was decreased, which led to terminations and partial terminations of the lease contracts. The difference between the decrease in the carrying amount of the lease liabilities and the proportionate decrease in the carrying amount of the right-of-use
assets was recorded as others, net of RMB5,923 in consolidated statements of comprehensive income/(loss). The decrease of lease liabilities constituted a non-cash
financing activity.